Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total Assets	₩ 42,369,111	₩ 33,428,669		₩ 35,939,650
Total Liabilities	20,019,861	15,399,474		16,019,184
Total equity	22,349,250	18,029,195	₩ 16,116,430	₩ 19,920,466	₩ 15,374,096
Revenue	16,945,910	17,552,010	17,158,364
Profit (loss)	3,131,988	2,657,595	1,660,101
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	493,972	455,685	440,956
Total Liabilities	107,565	104,727	122,741
Total equity	386,407	350,958	318,215
Revenue	373,019	389,944	406,930
Profit (loss)	39,962	32,728	61,585
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	1,045,946
Total Liabilities	495,907
Total equity	550,039
Revenue	228,000
Profit (loss)	(9,507)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	97,924	113,515	107,768
Total Liabilities	48,182	62,795	56,596
Total equity	49,742	50,720	51,172
Revenue	208,936	193,256	173,816
Profit (loss)	(119)	1,249	4,958
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	79,646	90,923	128,233
Total Liabilities	28,458	28,410	31,592
Total equity	51,188	62,513	96,641
Revenue	41,604	47,546	58,154
Profit (loss)	(10,323)	(35,454)	(20,411)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	4,266,458	3,802,349	3,523,494
Total Liabilities	2,682,236	2,616,317	2,376,429
Total equity	1,584,222	1,186,032	1,147,065
Revenue	3,158,877	3,050,083	2,942,976
Profit (loss)	154,999	32,030	21,526
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total Assets	147,691	250,747
Total Liabilities	20,873	35,900
Total equity	126,818	214,847
Profit (loss)	58,584	196,250
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	432,699	506,883	546,803
Total Liabilities	216,624	288,881	328,846
Total equity	216,075	218,002	217,957
Revenue	1,587,203	1,766,142	1,679,735
Profit (loss)	76	391	11,908
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	76,770	77,681	67,735
Total Liabilities	45,229	45,501	40,014
Total equity	31,541	32,180	27,721
Revenue	198,164	197,408	199,828
Profit (loss)	4,217	2,599	3,605
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	74,452	65,406	59,004
Total Liabilities	49,400	41,860	39,121
Total equity	25,052	23,546	19,883
Revenue	205,574	186,117	186,740
Profit (loss)	5,276	3,309	3,971
Network O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	81,773	87,000	69,774
Total Liabilities	42,257	45,248	35,798
Total equity	39,516	41,752	33,976
Revenue	265,183	255,841	218,917
Profit (loss)	1,089	6,283	3,755
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	753,630	1,534,866	1,935,663
Total Liabilities	436,501	920,677	834,151
Total equity	317,129	614,189	1,101,512
Revenue	672,648	1,082,685	1,177,323
Profit (loss)	(436,106)	(513,667)	(30,959)
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Total Assets	204,479	130,878	50,075
Total Liabilities	44,620	17,204	11,941
Total equity	159,859	113,674	38,134
Revenue	137,849	69,452	52,328
Profit (loss)	(21,314)	(14,092)	(9,987)
SKT Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Total Assets	383,697	412,251	439,209
Total equity	383,697	412,251	439,209
Profit (loss)	(370)	(57)	1,226
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	2,611,838
Total Liabilities	2,261,456
Total equity	350,382
Revenue	197,487
Profit (loss)	6,038
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	183,896
Total Liabilities	54,301
Total equity	129,595
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	116,716	104,891	134,207
Total Liabilities	65,890	39,874	41,738
Total equity	50,826	65,017	92,469
Revenue	110,284	115,596	106,809
Profit (loss)	(13,903)	(27,254)	(22,161)
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	87,159	83,698
Total Liabilities	45,341	38,350
Total equity	41,818	45,348
Revenue	325,177	141,739
Profit (loss)	(1,264)	11
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	41,305
Total Liabilities	37,560
Total equity	3,745
Revenue	116,459
Profit (loss)	₩ (16,987)
SK techx Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets		237,700	212,819
Total Liabilities		41,561	52,563
Total equity		196,139	160,256
Revenue		195,948	193,396
Profit (loss)		₩ 26,827	₩ 28,213